UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):     [ ]is a restatement.
                                      [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Technology  Crossover  Management  VII,  Ltd.
Address:    c/o  Technology Crossover Ventures
            528 Ramona Street
            Palo Alto, CA 94301

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Frederic D. Fenton
Title:  Authorized Signatory
Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Frederic D. Fenton         Palo Alto, California           February 14, 2012
    [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:   $938,312
                                         (thousands)

List of Other Included Managers

No.      Form 13F File Number       Name





                                                                                                             Voting
                    Title of                Value     Shares/     Sh/  Put/  Invstmt   Other                Authority
Name of Issuer       Class      CUSIP      (x$1000)    PrnAmt     Prn  Call  Dscretn  Managers     Sole       Shared    None
---------------     --------  ---------    --------  ----------   ---  ----  -------  --------   ---------  ---------   ----
Electronic Arts,
  Inc.*              Common   285512109     152,165   7,386,671*    SH         Sole              7,386,671*    0         0
Envestnet, Inc.      Common   29404K106      20,914    1,748,644    SH         Sole              1,748,644     0         0
Green Dot            Class A
  Corporation        Common   39304D102      56,165   1,798,993     SH         Sole              1,798,993     0         0
Groupon,             Class A
  Inc.               Common   399473107     392,864  19,043,356     SH         Sole             19,043,356     0         0
HomeAway, Inc.**     Common   43739Q100     192,154   8,264,689**   SH         Sole              8,264,689**   0         0
Interactive Brokers
  Group, Inc.**      Common   45841N107      52,290   3,500,000**   SH         Sole              3,500,000**   0         0
K12 Inc.             Common   48273U102      71,760   4,000,000     SH         Sole              4,000,000     0         0
                                           ---------
                              TOTAL         $938,312




*     does not include shares owned by TCV V, L.P. or TCV VI L.P.

**    does not include shares owned by TCV VI, L.P.